Note 11 - Loan Payable (Details Textual) $ / shares in Units, $ in Millions			1 Months Ended			12 Months Ended
	Dec. 27, 2018 USD ($)	Dec. 21, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 21, 2018 TWD ($) shares	Dec. 05, 2018 USD ($)	Nov. 19, 2018 USD ($)	Nov. 16, 2018 USD ($)	Nov. 02, 2018 USD ($)	Oct. 19, 2018 USD ($)	Sep. 27, 2018 USD ($)	Sep. 12, 2018 USD ($)	Aug. 29, 2018 USD ($)	Aug. 14, 2018 USD ($)	Sep. 30, 2017 TWD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 TWD ($)
Gain (Loss) on Extinguishment of Debt, Total						$ (3,345,000)
Short-term Debt, Total						7,974,000		$ 7,782,000
Debt Payable to Lee's International [Member]
Debt Instrument, Interest Rate, Stated Percentage													4.00%
Debt Instrument, Face Amount													$ 3,500,000
Short-term Debt, Total								3,000,000
Long-term Debt, Current Maturities, Total						$ 3,500,000			$ 106.2
Debt Payable to Lee's International [Member] | Debt Maturing April 2019 [Member]
Debt Instrument, Face Amount													500,000
Debt Payable to Lee's International [Member] | Debt Maturing September 2019 [Member]
Debt Instrument, Face Amount													300,000
Debt Payable to Lee's International [Member] | Debt Maturing October 2019 [Member]
Debt Instrument, Face Amount													200,000
Debt Payable to Lee's International [Member] | Debt Maturing November 2019 [Member]
Debt Instrument, Face Amount													$ 2,500,000
CVie Investments [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Total		$ 2,590,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt		3,453,000
CVie Investments [Member] | Debt Payable to Lee's International [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt		3,500,000								$ 106.2
Private Placement [Member]
Debt Conversion, Original Debt, Amount		$ 6,000,000
Debt Conversion, Converted Instrument, Shares Issued | shares		1,810,938
Shares Issued, Price Per Share | $ / shares		$ 3.3132
Private Placement [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Debt Conversion, Original Debt, Amount		$ 6,000,000
Private Placement [Member] | Series F Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		2,003,541								2,003,541
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 3.68
Warrants and Rights Outstanding, Term		1 year 180 days								1 year 180 days
Private Placement [Member] | Series F Warrants [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		307,859								307,859
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 3.68
Warrants and Rights Outstanding, Term		1 year 180 days								1 year 180 days
Private Placement [Member] | Series G Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		3,889,229								3,889,229
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 4.05
Warrants and Rights Outstanding, Term		5 years								5 years
Private Placement [Member] | Series G Warrants [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		597,610								597,610
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 4.05
Warrants and Rights Outstanding, Term		5 years								5 years
LPH [Member]
Proceeds from Issuance of Debt			$ 1,000,000	$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%			6.00%
Debt Instrument, Face Amount											$ 600,000	$ 350,000		$ 500,000	$ 430,000	$ 500,000	$ 500,000	$ 480,000	$ 300,000
Gain (Loss) on Extinguishment of Debt, Total		$ (3,200,000)
Common Stock and Warrants for Debt Settlement, Fair Value		9,200,000
Short-term Debt, Total		6,000,000
Repayments of Debt	$ 160,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total	$ 182,000
LPH II [Member]
Debt Instrument Requirement For Minimum Amount Rise						$ 30,000,000
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Percent of Pledged Deposits Required					110.00%	110.00%			110.00%											110.00%
Line of Credit, Current						$ 4,500,000		$ 4,500,000	$ 138.0
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate					0.91%	0.91%
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member] | CVie Investments [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 5,840,000															$ 180.0	$ 2,900,000	$ 90.0
O-Bank Co., Ltd. [Member] | CVie Investments [Member] | Revolving Credit Facility [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Total		$ 4,500,000	$ 4,500,000							$ 138.0